Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income/(loss)	$ (103,424,827)	$ (13,198,741)	$ 1,115,989
Depreciation of vessels	19,983,772	17,385,608	18,348,556
Impairment loss	78,207,462
Amortization of deferred charges	145,825	135,981	144,815
Amortization of fair value of time charters			(1,318,211)
Loss on sale of vessel	1,935,019	8,568,234
Share-based compensation	568,334	671,381	568,488
Loss / (gain) on trading securities		(20,373)	235,750
Proceeds from the sale of trading securities		47,846
Unrealized loss / (gain) on derivatives	(1,375,820)	(1,057,929)	650,853
Other income accrued	(196,196)
Loss in investment in joint venture	2,023,191	1,219,692	2,415
Trade accounts receivable	(453,980)	(54,285)	192,875
Prepaid expenses	(22,168)	(8,196)	6,149
Other receivables	869,278	14,020	2,576,022
Inventories	338,522	793,899	(818,279)
Other deposits			(246,000)
Due from related companies	4,948,443	(4,739,739)	(208,704)
Due to related companies	903,478		(1,594,773)
Trade accounts payable	(101,764)	476,397	(2,064,168)
Accrued expenses	(219,962)	(545,968)	(427,807)
Deferred revenue	(96,718)	(1,174,721)	153,703
Net cash provided by operating activities	4,031,889	8,513,106	17,317,673
Cash flows from investing activities:
Advances for vessels under construction	(37,820)
Contributions to joint venture	(6,250,000)	(3,750,000)
Insurance proceeds			1,793,832
Purchase of a vessel	(5,978,062)
Other investments	(5,000,000)
Change in restricted cash	2,063,596	(4,005,900)	102,603
Proceeds from sale of vessel	7,322,818	4,250,843
Net cash provided by/(used in) investing activities	(7,879,468)	(3,505,057)	1,896,435
Cash flows from financing activities:
Proceeds from shares issued		15,237,303
Offering expenses paid	(99,200)	(295,733)	(148,392)
Dividends paid	(2,090,944)	(4,447,522)	(8,442,371)
Loan arrangement fees paid			(220,000)
Repayment of long-term debt	(15,937,000)	(13,332,000)	(13,472,000)
Net cash used in financing activities	(18,127,144)	(2,837,952)	(22,282,763)
Net (decrease)/increase in cash and cash equivalents	(21,974,723)	2,170,097	(3,068,655)
Cash and cash equivalents at beginning of year	33,374,960	31,204,863	34,273,518
Cash and cash equivalents at end of year	11,400,237	33,374,960	31,204,863
Supplemental cash flow information
Cash paid for interest	1,734,967	1,839,322	2,080,479
Non cash financing and investing activities :
Loan arrangement fees and offering costs charges	66,478	30,000	243,392
Change in accrued dividends	$ 23,374	$ 11,101	$ 15,350